SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares		9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Equity [Abstract]
Number of Warrants Oustanding, balance	[1]	1,342,030		542,030		542,030		272,000
Weighted Average Exercise Price, Balance		$ 0.29		$ 0.42		$ 0.42		$ 2.00
Weighted- Average Remaining Expected Term, Balance		3 years		4 years 1 month 6 days		3 years 6 months		4 years 1 month 6 days		3 years 8 months 12 days
Number of Warrants, Granted			[2]	800,000	[2]	800,000	[1]	492,030	[1]
Weighted Average Exercise Price, Granted			[2]	$ 0.20	[2]	$ 0.20		$ 0.26
Weighted average remaining contractual term, Granted						5 years		5 years
Number of Warrants, Exercised							[1]	(200,000)	[1]
Weighted Average Exercise Price, Exercised								$ 2.00
Number of Warrants, Forfeited/Cancelled							[1]	(22,000)	[1]
Weighted Average Exercise Price, Forfeited/Canceled								$ 2.00
Number of warrants, Exercised							[1]	200,000	[1]
Number of warrants, Forfeited and cancelled							[1]	22,000	[1]
Number of Warrants Oustanding, Balance		1,342,030		1,342,030		1,342,030	[1]	542,030	[1]	272,000	[1]
Weighted Average Exercise Price, Balance		$ 0.29		$ 0.29		$ 0.29		$ 0.42		$ 2.00
Weighted average remaining contractual term, Ending balance						3 years 9 months 18 days
Weighted- Average Remaining Expected Term, Granted	[2]			5 years

[1]	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2023 the provisions would have resulted in an issuance of
[2]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.